Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
Global X FTSE Nordic Region ETF (Prospectus Summary) | Global X FTSE Nordic Region ETF | Global X FTSE Nordic Region ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXF
Global X FTSE Norway 30 ETF (Prospectus Summary) | Global X FTSE Norway 30 ETF | Global X FTSE Norway 30 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NORW
Global X FTSE Denmark 20 ETF (Prospectus Summary) | Global X FTSE Denmark 20 ETF | Global X FTSE Denmark 20 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DENM
Global X FTSE Finland 25 ETF (Prospectus Summary) | Global X FTSE Finland 25 ETF | Global X FTSE Finland 25 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNLD
Global X FTSE Argentina 20 ETF (Prospectus Summary) | Global X FTSE Argentina 20 ETF | Global X FTSE Argentina 20 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARGT
Global X FTSE Colombia 20 ETF (Prospectus Summary) | Global X FTSE Colombia 20 ETF | Global X FTSE Colombia 20 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXG
Global X Brazil Mid Cap ETF (Prospectus Summary) | Global X Brazil Mid Cap ETF | Global X Brazil Mid Cap ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRAZ
Global X Brazil Consumer ETF (Prospectus Summary) | Global X Brazil Consumer ETF | Global X Brazil Consumer ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRAQ
Global X Brazil Financials ETF (Prospectus Summary) | Global X Brazil Financials ETF | Global X Brazil Financials ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRAF
Global X Brazil Utilities ETF (Prospectus Summary) | Global X Brazil Utilities ETF | Global X Brazil Utilities ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRAU
Global X China Consumer ETF (Prospectus Summary) | Global X China Consumer ETF | Global X China Consumer ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHIQ
Global X China Energy ETF (Prospectus Summary) | Global X China Energy ETF | Global X China Energy ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHIE
Global X China Financials ETF (Prospectus Summary) | Global X China Financials ETF | Global X China Financials ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHIX
Global X China Industrials ETF (Prospectus Summary) | Global X China Industrials ETF | Global X China Industrials ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHII
Global X China Materials ETF (Prospectus Summary) | Global X China Materials ETF | Global X China Materials ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHIM
Global X NASDAQ China Technology ETF (Prospectus Summary) | Global X NASDAQ China Technology ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QQQC
Global X China Mid Cap ETF (Prospectus Summary) | Global X China Mid Cap ETF | Global X China Mid Cap ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHIA
Global X Aluminum ETF (Prospectus Summary) | Global X Aluminum ETF | Global X Aluminum ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALUM
Global X Copper Miners ETF (Prospectus Summary) | Global X Copper Miners ETF | Global X Copper Miners ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COPX
Global X Pure Gold Miners ETF (Prospectus Summary) | Global X Pure Gold Miners ETF | Global X Pure Gold Miners ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGGG
Global X Lithium ETF (Prospectus Summary) | Global X Lithium ETF | Global X Lithium ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LIT
Global X Silver Miners ETF (Prospectus Summary) | Global X Silver Miners ETF | Global X Silver Miners ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIL
Global X Emerging Africa ETF (Prospectus Summary) | Global X Emerging Africa ETF | Global X Emerging Africa ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFR
Global X Pakistan KSE-30 ETF (Prospectus Summary) | Global X Pakistan KSE-30 ETF | Global X Pakistan KSE-30 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAK
Global X FTSE United Arab Emirates 20 ETF (Prospectus Summary) | Global X FTSE United Arab Emirates 20 ETF | Global X FTSE United Arab Emirates 20 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UAEX
Global X Gold Explorers ETF (Prospectus Summary) | Global X Gold Explorers ETF | Global X Gold Explorers ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLDX
Global X FTSE Andean 40 ETF (Prospectus Summary) | Global X FTSE Andean 40 ETF | Global X FTSE Andean 40 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AND
Global X FTSE ASEAN 40 ETF (Prospectus Summary) | Global X FTSE ASEAN 40 ETF | Global X FTSE ASEAN 40 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASEA
Global X S&P/TSX Venture 30 Canada ETF (Prospectus Summary) | Global X S&P/TSX Venture 30 Canada ETF | Global X S&P/TSX Venture 30 Canada ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSXV
Global X Next 11 ETF (Prospectus Summary) | Global X Next 11 ETF | Global X Next 11 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NXTE
Global X Fertilizers/Potash ETF (Prospectus Summary) | Global X Fertilizers/Potash ETF | Global X Fertilizers/Potash ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOIL
Global X Rare Earths ETF (Prospectus Summary) | Global X Rare Earths ETF | Global X Rare Earths ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERX
Global X Strategic Metals ETF (Prospectus Summary) | Global X Strategic Metals ETF | Global X Strategic Metals ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMX
Global X SuperDividend ETF (Prospectus Summary) | Global X SuperDividend ETF | Global X SuperDividend ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDIV
Global X Canada Preferred ETF (Prospectus Summary) | Global X Canada Preferred ETF | Global X Canada Preferred ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPF
Global X Auto ETF (Prospectus Summary) | Global X Auto ETF | Global X Auto ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VROM
Global X FTSE Greece 20 ETF (Prospectus Summary) | Global X FTSE Greece 20 ETF | Global X FTSE Greece 20 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GREK
Global X Social Media Index ETF (Prospectus Summary) | Global X Social Media Index ETF | Global X Social Media Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOCL